BIOLOGICAL ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Monetary correction by Hyperinflation		R$ 624,562
Current biological assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,899,921	R$ 2,129,010
Additions/Transfer		28,453,575	23,558,584
Changes in fair value	[1]	3,920,825	3,140,367
Harvest
Write-off
Transfer between current and non-current		267,021	215,257
Transfer to inventories		(32,344,487)	(26,098,509)
Exchange variation		(49,156)	(44,788)
Monetary correction by Hyperinflation		3,852
Ending balance		3,151,551	2,899,921
Current biological assets [member] | Live Animals [Member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,153,433	868,428
Additions/Transfer		17,742,074	14,078,311
Changes in fair value	[1]	3,618,570	2,628,793
Harvest
Write-off
Transfer between current and non-current		119,621	91,890
Transfer to inventories		(21,313,444)	(16,469,201)
Exchange variation		(49,156)	(44,788)
Monetary correction by Hyperinflation		3,852
Ending balance		1,274,950	1,153,433
Current biological assets [member] | Live Animals [Member] | Pork [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,746,488	1,260,582
Additions/Transfer		10,711,501	9,480,273
Changes in fair value	[1]	302,255	511,574
Harvest
Write-off
Transfer between current and non-current		147,400	123,367
Transfer to inventories		(11,031,043)	(9,629,308)
Exchange variation
Monetary correction by Hyperinflation
Ending balance		1,876,601	1,746,488
Current biological assets [member] | Forests [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		320,937	324,444
Additions/Transfer		60,489	41,825
Changes in fair value	[1]	33,840	16,443
Harvest		(67,546)	(57,818)
Write-off		(558)	(3,957)
Transfer between current and non-current
Transfer to inventories
Exchange variation
Monetary correction by Hyperinflation
Ending balance		347,162	320,937
Non-current biological assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,414,482	1,221,749
Additions/Transfer		737,723	595,421
Changes in fair value	[1]	(187,865)	(95,590)
Harvest		(67,546)	(57,818)
Write-off		(558)	(3,957)
Transfer between current and non-current		(267,021)	(215,257)
Transfer to inventories
Exchange variation		(21,437)	(30,066)
Monetary correction by Hyperinflation		41,355
Ending balance		1,649,133	1,414,482
Non-current biological assets [member] | Live Animals [Member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		553,247	472,053
Additions/Transfer		169,192	97,765
Changes in fair value	[1]	65,364	105,385
Harvest
Write-off
Transfer between current and non-current		(119,621)	(91,890)
Transfer to inventories
Exchange variation		(21,437)	(30,066)
Monetary correction by Hyperinflation		41,355
Ending balance		688,100	553,247
Non-current biological assets [member] | Live Animals [Member] | Pork [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		540,298	425,252
Additions/Transfer		508,042	455,831
Changes in fair value	[1]	(287,069)	(217,418)
Harvest
Write-off
Transfer between current and non-current		(147,400)	(123,367)
Transfer to inventories
Exchange variation
Monetary correction by Hyperinflation
Ending balance		R$ 613,871	R$ 540,298

[1]	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$1,214,002 (R$1,030,491 on December 31, 2021).